OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of the equity section of the balance sheet, such items along with net income are components of comprehensive income.

Components of other comprehensive income and related tax effects are as follows:

	Year Ended December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$3,058	$(1,040)	$2,018
Credit portion of OTTI losses recognized in net income	148	(50)	98
Noncredit portion of OTTI losses on available for sale securities	(1,730)	588	(1,142)
Reclassification adjustment for gains realized in net income	(486)	165	(321)
Unrealized holding gains on available for sale securities, net of taxes	990	(337)	653
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(333)	113	(220)
Other comprehensive income	$657	$(224)	$433

	Year Ended December 31, 2010
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(87)	$29	$(58)
Credit portion of OTTI losses recognized in net income	492	(167)	325
Noncredit portion of OTTI gains on available for sale securities	1,554	(528)	1,026
Reclassification adjustment for gains realized in net income	(878)	299	(579)
Unrealized holding gains on available for sale securities, net of taxes	1,081	(367)	714
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(129)	44	(85)
Other comprehensive income	$952	$(323)	$629

The components of accumulated other comprehensive loss included in shareholders’ equity are as follows:

	December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on securities	$1,121	$(381)	$740
Noncredit portion of OTTI losses on available for sale securities	(1,682)	572	(1,110)
Net unrealized loss on effective cash flow hedging derivative	(462)	157	(305)

Accumulated other comprehensive loss	$(1,023)	$348	$(675)

	December 31, 2010
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on securities	$(1,599)	$544	$(1,055)
Noncredit portion of OTTI losses on available for sale securities	48	(16)	32
Net unrealized loss on effective cash flow hedging derivative	(129)	44	(85)

Accumulated other comprehensive loss	$(1,680)	$572	$(1,108)